Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.9%

	Australia — 4.4%
27,662	Ampol, Ltd.	651,115
627,306	APA Group	4,861,506
1,839,204	Aurizon Holdings, Ltd.	4,805,969
260,400	Australia & New Zealand Banking Group, Ltd.	3,944,782
342,200	Bank of Queensland, Ltd.	1,569,543
1,987,600	Beach Energy, Ltd.	2,357,684
294,129	BGP Holdings* (a) (b)	—
506,158	BHP Group, Ltd.	14,357,458
170,798	BHP Group, Ltd., ADR	9,595,432
415,742	BlueScope Steel, Ltd.	4,545,572
575,621	Coles Group, Ltd.	7,049,658
88,440	CSL, Ltd.	16,363,092
390,835	CSR, Ltd.	1,091,156
461,500	Fortescue Metals Group, Ltd.	5,563,155
929,400	Genworth Mortgage Insurance Australia, Ltd.	1,469,935
1,558,600	Harvey Norman Holdings, Ltd.(c)	3,976,272
731,800	Inghams Group, Ltd.(c)	1,298,314
1,489,800	Metcash, Ltd.(c)	4,343,715
1,454,500	Mirvac Group REIT	1,975,369
35,640	Origin Energy, Ltd.	140,430
1,626,284	Orora, Ltd.	4,081,847
810,700	Perenti Global, Ltd.	365,148
90,636	Rio Tinto Plc	5,411,734
238,213	Rio Tinto Plc, ADR	14,530,993
181,398	Rio Tinto, Ltd.	12,810,628
15,495	Santos, Ltd.	79,061
370,001	South32, Ltd.	1,002,459
1,011,400	Stockland REIT	2,510,716
345,218	Super Retail Group, Ltd.	2,015,434
1,165,647	Telstra Corp., Ltd.	3,085,995
190,475	Treasury Wine Estates, Ltd.	1,486,625
20,807	Woodside Energy Group, Ltd.*	439,682
75,405	Woodside Energy Group, Ltd. (Australian Securities Exchange)	1,650,976
261,311	Woolworths Group, Ltd.	6,396,983

		145,828,438

	Austria — 0.3%
145,742	OMV AG	6,819,900
80,800	Wienerberger AG	1,729,994

		8,549,894

	Belgium — 0.4%
61,000	Ageas SA	2,677,167
15,672	Anheuser-Busch InBev SA	841,497
27,730	Groupe Bruxelles Lambert SA	2,309,949
21,907	Proximus SADP	322,126
49,498	Solvay SA	4,001,131

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Belgium — continued
26,100	UCB SA	2,200,363

		12,352,233

	Brazil — 1.0%
1,330,300	Petroleo Brasileiro SA	7,768,955
242,278	Petroleo Brasileiro SA, ADR	2,829,807
369,255	Petroleo Brasileiro SA, Preferred ADR	3,925,181
352,400	Vale SA	5,159,193
118,832	Wheaton Precious Metals Corp.	4,272,590
209,206	Yara International ASA	8,715,726

		32,671,452

	Canada — 2.1%
120,357	Agnico Eagle Mines, Ltd.	5,497,449
206,690	Atlas Corp.	2,213,650
767,800	B2Gold Corp.(c)	2,595,146
239,260	Canadian Pacific Railway, Ltd.	16,676,512
28,200	Canadian Tire Corp., Ltd. Class A	3,550,277
158,305	Franco-Nevada Corp.	20,779,257
382,248	GFL Environmental, Inc.	9,861,998
40,800	Loblaw Cos., Ltd.	3,671,826
118,900	Suncor Energy, Inc.	4,162,583

		69,008,698

	China — 0.7%
1,310,000	Bank of China, Ltd. Class H*	522,534
5,212,000	China Construction Bank Corp. Class H	3,500,372
1,310,000	China Medical System Holdings, Ltd.	2,043,393
3,542,000	China Resources Cement Holdings, Ltd.	2,378,802
574,000	Hengan International Group Co., Ltd.	2,695,557
6,050,000	Industrial & Commercial Bank of China, Ltd. Class H*	3,592,861
3,714,000	Jiangnan Group, Ltd.*	117,380
370,500	Kingboard Holdings, Ltd.	1,402,309
1,940,000	Lee & Man Paper Manufacturing, Ltd.	833,164
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,041,398
1,289,000	Shenzhen International Holdings, Ltd.	1,268,146
1,088,000	Xinyi Glass Holdings, Ltd.	2,609,442
2,782,600	Yangzijiang Shipbuilding Holdings, Ltd.	1,859,465

		23,864,823

	Denmark — 2.4%
387	AP Moller - Maersk AS Class A	889,518
4,065	AP Moller - Maersk AS Class B	9,460,532
282,200	Danske Bank AS	3,979,090
36,700	DFDS AS	1,107,188
46,771	Jyske Bank AS*	2,278,273
45,679	Novo Nordisk AS, ADR	5,090,011
345,356	Novo Nordisk AS Class B	38,218,876

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued
230,138	Novozymes AS Class B	13,782,365
47,900	Pandora AS	3,006,649
62,019	Sydbank AS	1,893,697

		79,706,199

	Finland — 0.7%
260,364	Fortum OYJ	3,896,507
1,614,959	Nokia OYJ	7,495,469
232,117	Nordea Bank Abp	2,037,430
705,347	Nordea Bank Abp (Stockholm Exchange)	6,194,862
97,800	TietoEVRY OYJ	2,408,892
86,600	Valmet OYJ	2,119,447

		24,152,607

	France — 10.7%
80,513	Air Liquide SA	10,784,156
32,000	Arkema SA	2,840,947
215,006	AXA SA	4,868,691
410,644	BNP Paribas SA	19,475,545
158,600	Bouygues SA	4,868,133
535,110	Bureau Veritas SA	13,678,080
114,846	Capgemini SE	19,624,745
430,651	Carrefour SA	7,602,033
98,400	Cie de Saint-Gobain	4,212,105
259,361	Cie Generale des Etablissements Michelin SCA	7,043,093
361,100	Credit Agricole SA	3,296,057
523,018	Dassault Systemes SE	19,200,500
506,456	Engie SA	5,806,216
120,584	EssilorLuxottica SA	18,014,621
5,639	Euroapi SA*	88,748
52,300	Ipsen SA	4,923,667
42,863	IPSOS	2,029,944
7,100	Kering SA	3,637,862
61,291	L’Oreal SA	21,100,447
228,740	Legrand SA	16,849,537
33,186	LVMH Moet Hennessy Louis Vuitton SE	20,181,674
125,400	Metropole Television SA	1,847,191
36,500	Nexity SA	973,052
1,731,724	Orange SA	20,313,032
155,833	Pernod Ricard SA	28,559,103
62,549	Publicis Groupe SA*	3,051,184
35,500	Quadient SA	604,207
180,000	Rexel SA*	2,761,556
179,896	Sanofi	18,118,881
78,979	Sanofi, ADR	3,951,319
44,300	Societe BIC SA	2,417,561
220,261	Societe Generale SA	4,810,379
18,000	Sopra Steria Group SACA	2,683,461
40,513	Teleperformance	12,422,520

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	France — continued
219,200	Television Francaise 1	1,547,993
86,750	Thales SA	10,615,590
558,154	TotalEnergies SE	29,392,005
101,207	TotalEnergies SE, ADR	5,327,537

		359,523,372

	Georgia — 0.0%
45,361	Bank of Georgia Group Plc	719,458

	Germany — 7.7%
25,285	adidas AG	4,461,036
67,072	Allianz SE	12,770,330
58,323	Aroundtown SA	184,933
36,600	Aurubis AG	2,477,942
123,923	BASF SE	5,379,783
312,434	Bayer AG	18,526,686
206,706	Bayerische Motoren Werke AG	15,874,762
45,249	Beiersdorf AG	4,611,346
217,221	Covestro AG 144A	7,489,549
34,298	Daimler Truck Holding AG*	893,194
53,169	Deutsche Boerse AG	8,871,450
233,239	Deutsche Pfandbriefbank AG	2,092,144
311,200	Deutsche Post AG	11,627,795
827,862	Deutsche Telekom AG	16,397,540
134,914	E.ON SE	1,129,495
228,600	Evonik Industries AG	4,865,833
23,299	Fresenius Medical Care AG & Co. KGaA	1,160,169
62,600	Fresenius SE & Co. KGaA	1,891,365
186,631	GEA Group AG	6,417,278
24,595	Henkel AG & Co. KGaA	1,501,630
262,910	Infineon Technologies AG	6,346,500
58,873	Knorr-Bremse AG	3,349,484
42,587	LEG Immobilien SE	3,522,626
433,536	Mercedes-Benz Group AG	25,027,922
51,366	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,039,670
129,935	Puma SE	8,536,219
44,482	Rheinmetall AG	10,244,766
159,899	RWE AG	5,864,197
95,076	SAP SE	8,640,598
86,082	SAP SE, ADR	7,809,359
27,377	Siltronic AG	2,029,249
99,900	Softwareone Holding AG*	1,193,770
195,396	Symrise AG Class A	21,214,138
178,343	TAG Immobilien AG	2,030,426
42,000	Talanx AG*	1,594,771
296,553	Telefonica Deutschland Holding AG	849,486
81,200	United Internet AG	2,311,569
182,296	Vonovia SE	5,603,091

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
53,627	Zalando SE*	1,399,366

		258,231,467

	Hong Kong — 0.2%
213,000	Pacific Basin Shipping, Ltd.	81,433
9,510,000	Tongda Group Holdings, Ltd.*	183,002
1,834,000	United Laboratories International Holdings, Ltd. (The)	1,086,804
6,970,000	WH Group, Ltd.	5,382,754

		6,733,993

	Hungary — 0.1%
320,600	MOL Hungarian Oil & Gas Plc	2,464,855
95,800	Richter Gedeon Nyrt	1,723,966

		4,188,821

	India — 0.3%
606,030	HDFC Bank, Ltd.	10,313,772
52,300	Redington India, Ltd.	83,378

		10,397,150

	Indonesia — 0.2%
4,356,100	Bank Negara Indonesia Persero Tbk PT	2,295,378
7,888,300	Golden Agri-Resources, Ltd.	1,417,026
11,902,500	Telkom Indonesia Persero Tbk PT	3,195,838

		6,908,242

	Ireland — 0.9%
4,665	AerCap Holdings NV*	190,985
102,451	CRH Plc	3,534,544
72,840	ICON Plc, ADR*	15,784,428
50,198	Kerry Group Plc Class A	4,793,477
73,761	Ryanair Holdings Plc, ADR*	4,960,427

		29,263,861

	Israel — 0.4%
209,233	Bank Hapoalim BM	1,742,140
316,972	Bank Leumi Le-Israel BM	2,810,268
26,067	Check Point Software Technologies, Ltd.*	3,174,439
42,386	ICL Group, Ltd.	383,539
233	Israel Corp., Ltd. (The)*	102,124
249,942	Israel Discount Bank, Ltd. Class A	1,296,046
47,772	Mizrahi Tefahot Bank, Ltd.	1,575,508
11,306	Nice, Ltd., ADR*	2,175,840
210,300	Teva Pharmaceutical Industries, Ltd.*	1,603,304
1,577	ZIM Integrated Shipping Services, Ltd.	74,482

		14,937,690

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Italy — 1.7%
3,024,100	A2A SpA	3,831,793
355,511	Assicurazioni Generali SpA	5,658,660
57,806	Davide Campari-Milano NV	606,448
1,019,004	Enel SpA	5,560,958
1,575,973	Eni SpA	18,664,022
7,282	Eni SpA, ADR	173,384
2,398,684	Intesa Sanpaolo SpA	4,463,713
989,706	Leonardo SpA	10,013,711
302,783	Mediobanca Banca di Credito Finanziario SpA	2,614,024
596,700	Unipol Gruppo SpA	2,704,883
1,078,000	UnipolSai Assicurazioni SpA	2,574,056

		56,865,652

	Japan — 17.5%
151,500	ADEKA Corp.	2,612,819
35,800	Aeon Co., Ltd.	620,317
2,200	AEON REIT Investment Corp. REIT	2,479,261
166,200	AGC, Inc.(c)	5,835,442
10,500	Air Water, Inc.	131,699
110,000	Alpen Co., Ltd.(c)	1,636,377
21,100	Amada Co., Ltd.	154,847
107,400	Amano Corp.	1,853,837
106,600	Asahi Group Holdings, Ltd.	3,487,814
85,400	ASKA Pharmaceutical Holdings Co., Ltd.	631,754
343,400	Astellas Pharma, Inc.	5,346,075
161,200	Brother Industries, Ltd.	2,829,944
272,200	Canon, Inc.(c)	6,181,127
27,255	Canon, Inc., ADR	618,961
375,394	Chiba Bank, Ltd. (The)	2,047,528
130,000	Chubu Electric Power Co., Inc.	1,307,129
5,700	Chudenko Corp.	89,703
46,800	Chugai Pharmaceutical Co., Ltd.	1,195,363
131,700	Concordia Financial Group, Ltd.	455,625
4,700	Cosmo Energy Holdings Co., Ltd.	130,080
261,600	Credit Saison Co., Ltd.	3,001,983
354,500	Dai-ichi Life Holdings, Inc.	6,549,593
576,700	Daicel Corp.	3,561,527
115,500	Daiichi Sanyko Co., Ltd.	2,922,038
154,200	Daiwa House Industry Co., Ltd.	3,588,976
788,400	Daiwa Securities Group, Inc.	3,516,767
60,000	Denka Co., Ltd.	1,450,812
20,600	Dexerials Corp.	548,151
89,500	DIC Corp.(c)	1,584,391
17,800	Disco Corp.	4,218,910
52,800	Eagle Industry Co., Ltd.	380,877
275,800	EDION Corp.(c)	2,584,324
99,200	Electric Power Development Co., Ltd.	1,638,547
1,251,100	ENEOS Holdings, Inc.	4,730,706
16,200	Enplas Corp.	379,795

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
109,300	Ezaki Glico Co., Ltd.(c)	3,157,797
111,900	FUJIFILM Holdings Corp.	5,994,687
48,700	Fujikura, Ltd.	275,664
31,000	Fujitsu, Ltd.	3,871,149
195,000	Fukuoka Financial Group, Inc.	3,508,005
87,100	Furukawa Co., Ltd.	768,067
28,700	Futaba Industrial Co., Ltd.	81,122
514,994	Hachijuni Bank, Ltd. (The)	1,895,381
11,400	Hankyu Hanshin Holdings, Inc.	310,478
287,800	Haseko Corp.	3,366,193
326,100	Hazama Ando Corp.	2,023,498
17,200	Hino Motors, Ltd.	88,244
91,300	Hirose Electric Co., Ltd.	12,103,441
29,500	Hitachi, Ltd.	1,397,968
132,800	Hokkaido Electric Power Co., Inc.	483,869
379,200	Honda Motor Co., Ltd.	9,191,459
4,346	Honda Motor Co., Ltd., ADR	104,956
7,800	Horiba, Ltd.	331,854
13,500	Hoya Corp.	1,151,209
69,900	Ichinen Holdings Co., Ltd.	629,257
12,800	Idemitsu Kosan Co., Ltd.	308,093
477,000	Inpex Corp.(c)	5,161,312
256,000	Isuzu Motors, Ltd.	2,828,427
155,500	Ito En, Ltd.	6,959,184
169,300	ITOCHU Corp.	4,569,748
64,700	Jaccs Co., Ltd.	1,597,795
105,600	Japan Airlines Co., Ltd.*	1,846,086
153,300	Japan Aviation Electronics Industry, Ltd.	2,305,340
53,400	Japan Exchange Group, Inc.	769,623
108,700	Japan Petroleum Exploration Co., Ltd.	2,564,377
492,000	Japan Post Holdings Co., Ltd.	3,509,604
271,300	Japan Post Insurance Co., Ltd.	4,335,448
219,200	Japan Tobacco, Inc.(c)	3,785,236
288,100	JFE Holdings, Inc.	3,032,520
3,100	JTEKT Corp.	23,275
220,100	K’s Holdings Corp.	2,141,785
12,500	Kaken Pharmaceutical Co., Ltd.	351,018
106,500	Kamigumi Co., Ltd.	2,057,017
278,400	Kandenko Co., Ltd.	1,733,660
70,000	Kaneka Corp.	1,720,952
282,500	Kanematsu Corp.	2,784,347
176,600	Kansai Paint Co., Ltd.	2,248,854
202,608	Kao Corp.(c)	8,160,693
16,200	Kato Sangyo Co., Ltd.	388,142
188,500	KDDI Corp.	5,951,025
36,900	Keyence Corp.	12,597,416
15,500	Kissei Pharmaceutical Co., Ltd.	302,801
31,300	Kito Corp.	609,849
117,500	Kobayashi Pharmaceutical Co., Ltd.(c)	7,230,503

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
405,700	Kobe Bussan Co., Ltd.(c)	9,929,355
343,300	Kobe Steel, Ltd.	1,559,134
76,200	Kohnan Shoji Co., Ltd.	2,052,865
16,686	Kose Corp.(c)	1,515,625
147,700	Kuraray Co., Ltd.(c)	1,190,471
41,700	KYB Corp.	949,994
41,100	Kyocera Corp.	2,195,146
216,200	Lion Corp.	2,380,738
513,700	Marubeni Corp.	4,628,234
63,400	Maxell, Ltd.	618,343
35,500	Mazda Motor Corp.	290,052
668,100	Mebuki Financial Group, Inc.	1,313,037
107,700	Medipal Holdings Corp.	1,517,337
744,400	Mitsubishi Chemical Holdings Corp.	4,038,297
160,000	Mitsubishi Gas Chemical Co., Inc.	2,302,455
617,800	Mitsubishi HC Capital, Inc.	2,846,732
1,183,300	Mitsubishi UFJ Financial Group, Inc.	6,353,090
205,900	Mitsui & Co., Ltd.	4,538,424
67,400	Mitsui Chemicals, Inc.	1,433,779
716,500	Mizuho Financial Group, Inc.	8,137,790
91,200	Mizuho Leasing Co., Ltd.	2,084,399
32,800	Mochida Pharmaceutical Co., Ltd.	788,282
441,500	MonotaRO Co., Ltd.(c)	6,551,573
131,000	MS&AD Insurance Group Holdings, Inc.	4,009,407
19,700	Murata Manufacturing Co., Ltd.	1,072,476
16,100	Nachi-Fujikoshi Corp.	411,225
5,800	Nagase & Co., Ltd.	79,579
15,000	NGK Insulators, Ltd.	201,833
11,800	NHK Spring Co., Ltd.	77,564
100,300	Nihon Kohden Corp.	2,048,009
164,800	Nikon Corp.	1,903,288
3,800	Nippon Electric Glass Co., Ltd.(c)	72,641
37,200	Nippon Gas Co., Ltd.	526,832
30,300	Nippon Sanso Holdings Corp.	482,418
126,900	Nippon Soda Co., Ltd.	4,077,277
324,100	Nippon Steel Corp.	4,530,315
432,100	Nippon Telegraph & Telephone Corp.	12,391,606
52,000	Nippon Yusen KK	3,548,195
134,500	Nishio Rent All Co., Ltd.	2,670,100
996,900	Nissan Motor Co., Ltd.	3,875,916
49,200	Nisshin Oillio Group, Ltd. (The)	1,135,343
30,300	Nissin Foods Holdings Co., Ltd.	2,089,809
29,300	Nitto Denko Corp.	1,893,592
2,056,100	Nomura Holdings, Inc.	7,505,208
266,200	Nomura Research Institute, Ltd.	7,073,586
552,041	North Pacific Bank, Ltd.	906,151
4,600	NS Solutions Corp.	122,572
166,700	NTT Data Corp.	2,301,934
389,700	Obayashi Corp.	2,825,472

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
58,500	Obic Co., Ltd.	8,263,332
95,100	Omron Corp.	4,823,776
149,100	Ono Pharmaceutical Co., Ltd.	3,821,473
18,400	Onoken Co., Ltd.(c)	189,478
594,400	ORIX Corp.	9,958,076
141,500	Osaka Gas Co., Ltd.	2,703,868
72,000	Otsuka Holdings Co., Ltd.	2,553,428
10,000	Persol Holdings Co., Ltd.	181,517
81,700	Pilot Corp.	2,907,655
20,800	Plenus Co., Ltd.	305,443
66,100	Prima Meat Packers, Ltd.	1,107,870
274,600	Recruit Holdings Co., Ltd.	8,074,984
340,500	Rengo Co., Ltd.	1,844,673
714,000	Resona Holdings, Inc.	2,670,372
160,500	Ricoh Co., Ltd.	1,253,472
325,300	Rohto Pharmaceutical Co., Ltd.	9,386,302
194,400	Sanki Engineering Co., Ltd.	2,197,920
53,700	Sankyu, Inc.	1,541,570
377,300	Santen Pharmaceutical Co., Ltd.	2,954,968
3,500	Sanyo Chemical Industries, Ltd.	122,502
40,100	Sawai Group Holdings Co., Ltd.	1,214,615
2,500	SCREEN Holdings Co., Ltd.	168,746
118,500	Secom Co., Ltd.	7,312,101
165,600	Seiko Epson Corp.	2,340,378
145,900	Seino Holdings Co., Ltd.	1,166,298
43,500	Seven & i Holdings Co., Ltd.	1,686,463
416,100	Shimadzu Corp.	13,139,516
26,500	Shin-Etsu Chemical Co., Ltd.	2,984,432
20,900	Shizuoka Bank, Ltd. (The)	125,380
378,600	SKY Perfect JSAT Holdings, Inc.	1,504,869
19,900	SMC Corp.	8,857,628
56,400	Sohgo Security Services Co., Ltd.	1,565,110
179,340	Sojitz Corp.	2,535,881
141,100	Sompo Holdings, Inc.	6,213,988
145,000	Subaru Corp.	2,573,829
19,600	Sumitomo Bakelite Co., Ltd.	586,463
93,000	Sumitomo Chemical Co., Ltd.	363,498
134,400	Sumitomo Heavy Industries, Ltd.	2,962,924
391,600	Sumitomo Mitsui Financial Group, Inc.	11,622,180
158,100	Sumitomo Mitsui Trust Holdings, Inc.	4,864,436
10,100	Sumitomo Pharma Co., Ltd.(c)	81,109
330,400	Sumitomo Rubber Industries, Ltd.(c)	2,818,693
11,700	Sumitomo Seika Chemicals Co., Ltd.	248,718
38,400	T&D Holdings, Inc.	459,031
129,300	Taiheiyo Cement Corp.	1,927,294
14,000	Takara Standard Co., Ltd.	128,814
7,200	Takasago Thermal Engineering Co., Ltd.	85,379
189,800	Takeda Pharmaceutical Co., Ltd.	5,334,043
190,638	Takeda Pharmaceutical Co., Ltd., ADR	2,676,558

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
389,600	Teijin, Ltd.	4,052,150
76,500	Terumo Corp.	2,301,954
28,900	TIS, Inc.	756,244
8,600	Toagosei Co., Ltd.(c)	63,873
26,600	Tobu Railway Co., Ltd.	605,992
119,000	Tohoku Electric Power Co., Inc.	636,804
154,500	Tokio Marine Holdings, Inc.	8,987,623
159,500	Tokuyama Corp.	2,026,403
425,400	Tokyo Electric Power Co. Holdings, Inc.*	1,775,436
20,900	Tokyo Electron, Ltd.	6,815,134
15,700	Tokyo Electron, Ltd., ADR	1,279,707
308,400	Tokyo Gas Co., Ltd.	6,372,079
85,000	Tokyo Seimitsu Co., Ltd.	2,790,475
43,100	Tokyu Construction Co., Ltd.	202,088
150,100	Tomy Co., Ltd.	1,505,917
6,100	Topcon Corp.	79,385
34,300	TOPPAN, Inc.	572,361
113,400	Toray Industries, Inc.	635,384
16,900	Tosoh Corp.	209,610
84,900	Towa Pharmaceutical Co., Ltd.	1,539,205
54,200	Toyo Ink SC Holdings Co., Ltd.(c)	758,812
8,100	Toyo Seikan Group Holdings, Ltd.	84,604
254,200	Toyo Suisan Kaisha, Ltd.	9,898,186
14,700	Toyo Tanso Co., Ltd.	305,675
13,000	Toyota Tsusho Corp.	423,908
19,600	Trend Micro, Inc.	955,077
171,200	TS Tech Co., Ltd.	1,773,055
16,600	Tsubakimoto Chain Co.	370,844
53,200	UACJ Corp.	808,642
130,200	UBE Corp.	1,933,042
123,700	Ushio, Inc.	1,527,869
25,700	Valor Holdings Co., Ltd.	345,239
26,900	Warabeya Nichiyo Holdings Co., Ltd.	350,271
145,000	Yamaha Motor Co., Ltd.(c)	2,653,344
36,200	Yamaichi Electronics Co., Ltd.	450,318
223,800	Yokogawa Electric Corp.	3,691,699
160,900	Yokohama Rubber Co., Ltd. (The)(c)	2,175,653

		586,084,142

	Malaysia — 0.1%
1,152,700	Tenaga Nasional Bhd	2,087,021

	Mexico — 0.1%
3,402,100	America Movil SAB de CV Series L	3,470,266

	Netherlands — 4.8%
105,096	ABN AMRO Bank NV CVA, GDR 144A	1,177,285
7,679	Adyen NV*	11,142,877
607,600	Aegon NV	2,622,169

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
51,266	ASML Holding NV	24,431,752
10,298	ASML Holding NV, ADR NYRS	4,900,612
76,928	ASR Nederland NV	3,101,968
79,324	Euronext NV	6,460,190
7,467	Heineken Holding NV	542,153
434,800	ING Groep NV	4,286,971
107,470	ING Groep NV, ADR	1,066,102
318,100	Koninklijke Ahold Delhaize NV	8,267,382
87,248	Koninklijke DSM NV	12,505,359
314,007	NN Group NV	14,227,594
46,172	Randstad NV(c)	2,230,098
764,200	Shell Plc	19,805,285
338,916	Shell Plc, ADR	17,721,918
273,162	Shell Plc (Amsterdam Exchange)	7,095,165
604,850	Universal Music Group NV	12,099,200
86,152	Wolters Kluwer NV	8,336,657

		162,020,737

	Norway — 0.6%
100,400	Austevoll Seafood ASA	1,171,702
237,976	DNB Bank ASA	4,252,604
266,276	Equinor ASA	9,232,303
29,191	Equinor ASA, ADR	1,014,679
216,600	Orkla ASA	1,725,828
227,483	Telenor ASA	3,016,298

		20,413,414

	Philippines — 0.0%
6,261,800	Vista Land & Lifescapes, Inc.	225,486

	Portugal — 0.0%
782,528	Banco Espirito Santo SA* (a) (b)	—
180,709	EDP - Energias de Portugal SA	841,082
16,514	Jeronimo Martins SGPS SA	358,067

		1,199,149

	Russia — 0.0%
3,037,280	Gazprom PJSC(a) (b) (d)	128,703
377,400	Gazprom PJSC, ADR(a) (b) (d)	22,644
67,678	LUKOIL PJSC(a) (b) (d)	61,559
46,100	LUKOIL PJSC, ADR(a) (b) (d)	23,050
84,300	MMC Norilsk Nickel PJSC, ADR(a) (b) (d)	20,232
11,529	Novatek PJSC(a) (b) (d)	2,590
659	Novatek PJSC, GDR(a) (b) (d) (e)	824
169,349	Rosneft Oil Co. PJSC(a) (b) (d)	9,279
1,092,670	Sberbank of Russia PJSC* (a) (b) (d)	25,945
27,874	Tatneft PJSC(a) (b) (d)	1,874

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
44,800	Tatneft PJSC, ADR(a) (b) (d)	13,440

		310,140

	Singapore — 0.2%
2,745,000	IGG, Inc.	1,189,379
259,300	United Overseas Bank, Ltd.	4,890,871
112,800	Venture Corp., Ltd.	1,347,894
2,782,600	Yangzijiang Financial Holding, Ltd.*	819,764

		8,247,908

	South Africa — 0.6%
17,400	Anglo American Platinum, Ltd.	1,513,505
469,307	Anglo American Plc	16,739,428
4,103	Anglo American Plc, ADR	73,813
1,003,000	Old Mutual, Ltd.(c)	676,042

		19,002,788

	South Korea — 1.1%
51,200	Kia Corp.	3,048,182
640,167	Samsung Electronics Co., Ltd.	28,103,450
19,700	Samyang Foods Co., Ltd.	1,540,011
27,680	SK Square Co., Ltd.*	832,489
42,819	SK Telecom Co., Ltd.	1,714,871

		35,239,003

	Spain — 1.9%
142,192	Amadeus IT Group SA*	7,902,479
1,645,300	Banco Santander SA	4,623,572
306,297	Cellnex Telecom SA	11,857,679
50,400	Enagas SA(c)	1,110,192
2,495	Grupo Catalana Occidente SA	77,600
1,584,654	Iberdrola SA	16,394,469
20,191	Let’s GOWEX SA* (a) (b)	—
1,816,288	Mapfre SA	3,193,846
481,400	Mediaset Espana Comunicacion SA*	1,973,862
885,118	Repsol SA(c)	13,001,119
599,124	Telefonica SA	3,045,334
19,365	Telefonica SA, ADR*	99,342

		63,279,494

	Sweden — 2.6%
129,900	Boliden AB	4,124,262
129,890	Boliden AB (Redemption Shares)* (a)	196,469
206,900	Electrolux AB Class B(c)	2,779,423
350,603	Epiroc AB Class A	5,404,078
149,368	Essity AB Class B	3,893,299
868,924	Hexagon AB Class B	9,009,424
261,600	Husqvarna AB Class B	1,920,759

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
73,036	Industrivarden AB Class C	1,621,454
195,121	Investor AB Class A(c)	3,496,884
351,911	Investor AB Class B	5,775,552
1,425	Inwido AB	15,686
345,044	Securitas AB Class B	2,967,121
12,636	Skandinaviska Enskilda Banken AB Class A	123,803
370,500	SKF AB Class B	5,441,405
163,062	Svenska Cellulosa AB SCA Class B	2,431,434
633,577	Svenska Handelsbanken AB Class A	5,405,010
633,537	Swedbank AB Class A	7,993,865
679,245	Swedish Match AB	6,906,857
396,313	Tele2 AB Class B	4,505,578
1,784,975	Telia Co. AB	6,824,689
390,400	Volvo AB Class B	6,033,877

		86,870,929

	Switzerland — 7.9%
235,439	ABB, Ltd.	6,261,322
107,500	Adecco Group AG	3,642,659
196,299	Alcon, Inc.	13,672,343
230	Chocoladefabriken Lindt & Spruengli AG	2,332,794
87,802	Cie Financiere Richemont SA Class A	9,322,686
358,000	Credit Suisse Group AG	2,026,803
11,284	Geberit AG	5,407,739
5,929	Givaudan SA	20,790,362
15,500	Helvetia Holding AG	1,808,482
92,600	Holcim AG*	3,951,230
136,287	Julius Baer Group, Ltd.	6,269,472
28,325	Lonza Group AG	15,059,722
558,367	Novartis AG	47,155,139
58,942	Novartis AG, ADR	4,982,367
153,425	Roche Holding AG	51,050,853
65,560	Roche Holding AG, ADR	2,734,508
42,299	Schindler Holding AG	7,692,334
5,021	SGS SA	11,459,638
58,049	Sika AG	13,339,719
22,320	Swatch Group AG (The)	989,461
28,811	Swiss Life Holding AG	13,993,957
10,105	Temenos AG	861,514
1,128,969	UBS Group AG	18,148,883
7,863	Zurich Insurance Group AG	3,410,161

		266,364,148

	Taiwan — 1.1%
1,502,000	ASE Technology Holding Co., Ltd.	3,859,377
1,134,000	Chipbond Technology Corp.	2,261,631
1,616,000	Compeq Manufacturing Co., Ltd.	2,358,767
1,153,000	Fubon Financial Holding Co., Ltd.	2,318,913
718,000	Hon Hai Precision Industry Co., Ltd.	2,632,115

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
144,000	MediaTek, Inc.	3,152,807
201,000	Novatek Microelectronics Corp.	2,041,536
230,417	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	18,836,590

		37,461,736

	Thailand — 0.0%
16,831,100	Quality Houses PCL Class F	999,726

	Turkey — 0.2%
663,400	BIM Birlesik Magazalar AS	3,212,403
280,700	Coca-Cola Icecek AS	2,172,099

		5,384,502

	United Kingdom — 9.7%
397,907	3i Group Plc	5,356,695
164,300	Ashtead Group Plc	6,861,979
158,870	AstraZeneca Plc	20,837,485
95,970	AstraZeneca Plc, ADR	6,340,738
1,184,100	BAE Systems Plc	11,938,527
4,806,607	Barclays Plc	8,938,202
288,541	Barclays Plc, ADR	2,192,912
280,200	Barratt Developments Plc	1,556,481
54,979	Bellway Plc	1,432,868
1,124,647	BP Plc	5,303,508
631,053	BP Plc, ADR	17,890,353
235,600	British American Tobacco Plc	10,070,149
331,513	British American Tobacco Plc, ADR	14,225,223
1,821,700	BT Group Plc	4,121,633
1,938,900	Centrica Plc*	1,883,758
551,000	CK Hutchison Holdings, Ltd.	3,725,084
262,400	CNH Industrial NV	3,023,073
497,920	Compass Group Plc	10,158,942
208,800	Crest Nicholson Holdings Plc	617,207
42,290	Croda International Plc	3,323,960
992,500	Currys Plc	820,838
488,609	Diageo Plc	20,949,677
32,134	Diageo Plc, ADR	5,595,172
386,559	Experian Plc	11,295,125
263,678	Halma Plc	6,433,295
259,456	Hiscox, Ltd.	2,969,468
2,901,200	HSBC Holdings Plc	19,096,207
604,369	IMI Plc	8,609,538
229,500	Imperial Brands Plc	5,117,231
133,047	Intertek Group Plc	6,796,010
1,581,400	J Sainsbury Plc	3,917,884
1,756,600	Kingfisher Plc	5,211,659
7,342,700	Lloyds Banking Group Plc	3,772,927
1,263,445	Man Group Plc	3,832,908
1,094,200	Marks & Spencer Group Plc*	1,800,593

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
430,100	Micro Focus International Plc	1,461,493
681,500	Mitchells & Butlers Plc*	1,524,527
21,885	National Grid Plc, ADR	1,415,741
109,102	Ocado Group Plc*	1,035,082
492,348	Paragon Banking Group Plc	2,926,279
414,964	QinetiQ Group Plc	1,852,531
245,893	Reckitt Benckiser Group Plc	18,425,148
247,100	Redrow Plc	1,469,844
192,666	RELX Plc	5,208,467
20,220	RELX Plc, ADR	544,727
966,610	Segro Plc REIT	11,466,651
170,190	Smith & Nephew Plc	2,371,736
36,698	Smith & Nephew Plc, ADR	1,024,608
74,362	Spirax-Sarco Engineering Plc	8,920,716
297,257	Tate & Lyle Plc	2,705,362
1,350,500	Taylor Wimpey Plc	1,913,194
1,767,600	Tesco Plc	5,484,721
74,000	Vistry Group Plc	751,307
645,039	Vodafone Group Plc, ADR	10,049,708

		326,569,151

	United States — 7.3%
40,704	Agilent Technologies, Inc.	4,834,414
90,969	Analog Devices, Inc.	13,289,661
42,462	ANSYS, Inc.*	10,160,732
41,330	Atlassian Corp. Plc Class A*	7,745,242
70,294	Bruker Corp.	4,411,651
196,402	Cadence Design Systems, Inc.*	29,466,192
1,075,781	GSK Plc	23,067,251
620,502	GSK Plc, ADR	27,010,452
81,612	Janus Henderson Group Plc	1,918,698
674,400	JBS SA	4,073,908
446,579	Nestle SA	51,983,876
23,862	Nordson Corp.	4,830,623
353,980	Schneider Electric SE	41,780,717
155,300	Signify NV	5,135,395
177,711	Stellantis NV	2,190,812
255,527	Stellantis NV (EN Paris Exchange)	3,147,451
100,913	Swiss Re AG	7,798,134
10,843	Texas Instruments, Inc.	1,666,027

		244,511,236

	TOTAL COMMON STOCKS (COST $3,284,355,094)	3,013,645,026

	INVESTMENT COMPANIES — 0.9%

	United States — 0.9%
325,979	iShares MSCI EAFE ETF	20,370,428

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	United States — continued
291,715	iShares MSCI Eurozone ETF	10,603,840

		30,974,268

	TOTAL INVESTMENT COMPANIES (COST $37,757,133)	30,974,268

	PREFERRED STOCKS — 1.5%

	Brazil — 0.2%
1,162,400	Petroleo Brasileiro SA, 28.84%	6,208,269

	Germany — 1.2%
5,781	BMW AG, 8.61%	408,557
327,736	Henkel AG & Co. KGaA, 3.15%	20,139,883
66,300	Porsche Automobil Holding SE, 4.04%	4,375,057
326,000	Schaeffler AG, 9.17%	1,840,410
105,214	Volkswagen AG, 5.96%	14,015,686

		40,779,593

	South Korea — 0.1%
56,818	Samsung Electronics Co., Ltd., 2.08%	2,275,521

	TOTAL PREFERRED STOCKS (COST $68,012,218)	49,263,383

	WARRANT — 0.0%

	Switzerland — 0.0%
236,912	Cie Financiere Richemont SA, Expires 11/22/23*	128,683

	TOTAL WARRANT (COST $—)	128,683

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 1.1%

	Mutual Fund - Securities Lending Collateral — 1.1%
36,536,687	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.43%(f) (g)	36,536,687

	TOTAL SHORT-TERM INVESTMENT (COST $36,536,687)	36,536,687

	TOTAL INVESTMENTS — 93.4% (Cost $3,426,661,132)	3,130,548,047

	Other Assets and Liabilities (net) — 6.6%	222,681,513

	NET ASSETS — 100.0%	$3,353,229,560

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $506,609 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2022 was $31,200,681.

(b)	Level 3 — significant unobservable inputs were used in determining the value of this security in the Fund.

(c)	All or a portion of this security is out on loan.

(d)	Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $310,140 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2022 was $29,541,297.

(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $824, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

(f)	The rate disclosed is the 7-day net yield as of June 30, 2022.

(g)	Represents an investment of securities lending cash collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $8,666,834 which represents 0.3% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

At June 30, 2022, the Fund held the following restricted security:

Restricted Security	Acquisition Date	Share Amount	Cost	Value
Novatek PJSC, GDR	12/10/21	USD 659	$150,811	$824

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,540	MSCI EAFE Index	Sep 2022	$142,958,200	$339,775

Abbreviations

ADR	— American Depository Receipt
CVA	— Certificaten Van Aandelen
GDR	— Global Depository Receipt
NYRS	— New York Registry Shares
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	26.7
Financial	14.0
Industrial	12.8
Basic Materials	9.0
Technology	8.7
Consumer, Cyclical	8.0
Energy	6.0
Communications	4.2
Utilities	1.9
Unaffiliated Funds	0.9
Diversified	0.1
Short-Term Investment	1.1
Other Assets and Liabilities (net)	6.6

100.0%

See accompanying Notes to the Schedule of Investments.